UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	03/31/08

ITEM 1.           REPORT TO STOCKHOLDERS

MARCH 31, 2008

Semiannual Report
to Shareholders

DWS Short Duration Plus Fund

Contents

click here Performance Summary

click here Information About Your Fund's Expenses

click here Portfolio Management Review

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Summary of Management Fee Evaluation by Independent Fee Consultant

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. In the current market environment, mortgage-backed securities are experiencing increased volatility. The fund may invest in lower-quality and nonrated securities, which present greater risk of loss of principal and interest than higher-quality securities. Derivatives may be more volatile and less liquid than traditional securities, and the fund could suffer losses on its derivatives positions. Additionally, investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. All of these factors may result in greater share price volatility. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. In addition, the fund is subject to liquidity risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. The fund limits its investments in illiquid securities to 15% of net assets. Please read the fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2008

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 2.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a contingent deferred sales charge (CDSC) of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated February 1, 2008 are 0.89%, 1.82% and 1.62% for Class A, Class B and Class C shares, respectively. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended March 31, 2008.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown for Class B shares and for the 1-year, 3-year, 5-year and Life of Fund periods shown for Class A and C shares reflect a fee waiver and/or reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns may differ by share class.

Returns shown for Class A shares prior to its inception on November 29, 2002, Class B shares prior to its inception on April 23, 2007 and for Class C shares prior to its inception on February 3, 2003 are derived from the historical performance of the Investment Class shares of DWS Short Duration Plus Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance. On October 23, 2006, Investment Class was renamed Class S.

Prior to November 17, 2004, performance of the Fund shown in this section was obtained while the Fund had a different investment objective and investment strategies, and different fees and expenses. The returns during the year 2004 include a 2.7% one-time effect of the conversion of the Fund from a stable value fund to a short-term bond fund and in the absence of such conversion, the returns would have been lower.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 3/31/08
DWS Short Duration Plus Fund	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class A	.56%	3.03%	4.25%	4.40%	4.94%
Class B	.23%	2.10%	3.02%	3.18%	3.74%
Class C	.28%	2.27%	3.53%	3.67%	4.18%
Lehman 1-3 Year Government/Credit Index+	4.95%	8.19%	5.30%	3.75%	4.95%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on December 23, 1998. Index returns began on December 31, 1998.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 3/31/08	$ 9.68	$ 9.69	$ 9.67
9/30/07	$ 9.94	$ 9.94	$ 9.92
Distribution Information: Six Months as of 3/31/08: Income Dividends	$ .27	$ .23	$ .23
Capital Gain Distributions	$ .05	$ .05	$ .05
March Income Dividend	$ .0410	$ .0340	$ .0348
SEC 30-day Yield++	3.77%	3.13%	3.14%
Current Annualized Distribution Rate++	5.08%	4.21%	4.32%
++ The SEC yield is net investment income per share earned over the month ended March 31, 2008, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.98% for Class B shares, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2008. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.06% for Class B shares, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Class A Lipper Rankings — Short Investment Grade Debt Funds Category as of 3/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	143	of	263	55
3-Year	52	of	210	25
5-Year	5	of	162	4

Prior to November 17, 2004 the Fund had a different investment objective and investment strategy. On February 28, 2005 the Fund's Lipper category changed from the Intermediate Investment Grade Debt Funds Category to the Short Investment Grade Debt Funds Category. Performance and rankings prior to November 17, 2004 should not be considered representative of the present Fund.

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Short Duration Plus Fund — Class A [] Lehman 1-3 Year Government/Credit Index+

Yearly periods ended March 31

Class A shares' growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Comparative Results (Adjusted for Maximum Sales Charge) as of 3/31/08
DWS Short Duration Plus Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,019	$11,017	$12,060	$15,212
	Average annual total return	.19%	3.28%	3.82%	4.63%
Class B	Growth of $10,000	$9,917	$10,740	$11,598	$14,057
	Average annual total return	-.83%	2.41%	3.01%	3.74%
Class C	Growth of $10,000	$10,227	$11,097	$11,973	$14,619
	Average annual total return	2.27%	3.53%	3.67%	4.18%
Lehman 1-3 Year Government/Credit Index+	Growth of $10,000	$10,819	$11,677	$12,021	$15,631
	Average annual total return	8.19%	5.30%	3.75%	4.95%

The growth of $10,000 is cumulative.

* The Fund commenced operations on December 23, 1998. Index returns began on December 31, 1998.
+ Lehman 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances (please refer to the Fund's Statement of Additional Information).

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated February 1, 2008 is 0.75% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended March 31, 2008.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns may differ by share class.

Prior to November 17, 2004, performance of the Fund shown in this section was obtained while the Fund had a different investment objective and investment strategies, and different fees and expenses. The returns during the year 2004 include a 2.7% one-time effect of the conversion of the Fund from a stable value fund to a short-term bond fund and in the absence of such conversion, the returns would have been lower.

Average Annual Total Returns as of 3/31/08
DWS Short Duration Plus Fund	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class S	.72%	3.20%	4.33%	4.53%	5.14%
Lehman 1-3 Year Government/Credit Index+	4.95%	8.19%	5.30%	3.75%	4.95%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on December 23, 1998. Index returns began on December 31, 1998.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 3/31/08	$ 9.70
9/30/07	$ 9.95
Distribution Information: Six Months as of 3/31/08: Income Dividends	$ .28
Capital Gain Distributions	$ .05
March Income Dividend	$ .0422
SEC 30-day Yield++	4.13%
Current Annualized Distribution Rate++	5.22%
++ The SEC yield is net investment income per share earned over the month ended March 31, 2008, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.96% had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2008. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 5.05% had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Class S Lipper Rankings — Short Investment Grade Debt Funds Category as of 3/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	139	of	263	53
3-Year	46	of	210	22
5-Year	4	of	162	3

Prior to November 17, 2004 the Fund had a different investment objective and investment strategy. On February 28, 2005 the Fund's Lipper category changed from the Intermediate Investment Grade Debt Funds Category to the Short Investment Grade Debt Funds Category. Performance and rankings prior to November 17, 2004 should not be considered representative of the present Fund.

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Short Duration Plus Fund — Class S [] Lehman 1-3 Year Government/Credit Index+

Yearly periods ended March 31
Comparative Results as of 3/31/08
DWS Short Duration Plus Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$10,320	$11,358	$12,482	$15,915
	Average annual total return	3.20%	4.33%	4.53%	5.14%
Lehman 1-3 Year Government/Credit Index+	Growth of $10,000	$10,819	$11,677	$12,021	$15,631
	Average annual total return	8.19%	5.30%	3.75%	4.95%

The growth of $10,000 is cumulative.

* The Fund commenced operations on December 23, 1998. Index returns began on December 31, 1998.
+ Lehman 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class B and S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2007 to March 31, 2008).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 10/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/08	$ 1,005.60	$ 1,002.30	$ 1,002.80	$ 1,007.20
Expenses Paid per $1,000*	$ 4.21	$ 8.36	$ 7.96	$ 3.36
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 10/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/08	$ 1,020.80	$ 1,016.65	$ 1,017.05	$ 1,021.65
Expenses Paid per $1,000*	$ 4.24	$ 8.42	$ 8.02	$ 3.39
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Short Duration Plus Fund	.84%	1.67%	1.59%	.67%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Bill Chepolis and Portfolio Manager Matthew MacDonald discuss the fund's strategy and the market environment during the six-month period ended March 31, 2008.

The views expressed in the following discussion reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: How did DWS Short Duration Plus Fund perform during the semiannual period?

A: The fund's Class A shares produced a total return of 0.56% for the six months ended March 31, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 9 for the performance of other share classes and more complete performance information.) The fund's benchmark, the Lehman Brothers 1-3 Year US Government/Credit Index, produced a total return of 4.95% for the same period.1 The average return for the Lipper Short Investment Grade Debt Funds category for the six months was 0.36%.2

1 The Lehman Brothers 1-3 Year US Government/Credit Index, is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Index returns, unlike fund returns, do not include fees or expenses. It is not possible to invest directly into an index.
2 The Lipper Short Investment Grade Debt Funds category includes funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Lipper Short Investment Grade Debt Funds category. For the 1-, 5- and 10-year periods this category's average was 2.17% (263 funds) , 2.50% (162 funds) and 4.09% (84 funds), respectively, as of 3/31/08. Category returns assume reinvestment of dividends. It is not possible to invest directly into a Lipper category.

Q: Please describe the market environment for the fund over the six-month period.

A: For the period, US Treasuries outperformed all other sectors of the bond market by significant margins, which accounts for the fund's underperformance versus the benchmark. The six months saw falling interest rates and a steepening Treasury yield curve as declines on the short end were the most significant.3 To illustrate, the two-year Treasury yield fell by 242 basis points to 1.59%, while the 10-year fell 119 basis points to 3.41%, resulting in the yield curve becoming steeper by 123 basis points (100 basis points equals one percentage point).

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields. When the yield curve is characterized as "steep," this is especially true.

Throughout the period, there were ongoing disclosures of subprime-related losses at leading financial companies, driving a market demand for liquidity. Financial institutions that had issued short-term commercial paper to finance lower quality or longer maturity holdings in special investment vehicles were unable to roll over their debt in the prevailing credit crunch. As a result, many were forced to unwind credit positions under duress, causing the performance of shorter-term fixed-income instruments that trade at a yield spread versus Treasuries to suffer in relation to Treasuries.4 Credit rating downgrades of major firms that insure bond issues exacerbated the widening of yield spreads, and already wary market participants became increasingly reluctant to assume the risk that counterparties to trades would be able to deliver as promised.5 The US Federal Reserve Board (the Fed) engaged in aggressive measures designed to add liquidity to the markets, including lowering the federal funds rate (the overnight rate charged by banks when they borrow money from each other) by 250 basis points to 2.25% during the period.

4 The yield spread is the difference between the yield of a security and the yield of a comparable duration Treasury.
5 Credit quality (credit ratings) is a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA, and so forth. The lower the rating, the higher the probability of default.

Q: What were the fund's principal strategies over the period and how did they impact performance?

A: We continue to adjust the fund's relative exposure to different bond market sectors based on our assessment of their relative value at a particular time. We focus on adding value through individual security selection within each fixed income sector utilized by the fund. In doing so, we rely on the research and analysis generated by investment teams organized to focus on each particular market sector.

The fund continues to emphasize shorter average life bonds from high-quality sectors that trade at a yield spread versus Treasuries. We believe this strategy offers over time the potential for incremental yield over Treasuries and agencies with less credit risk than a portfolio of all corporate bonds. The fund's focus on so-called "spread sectors" that offer higher yields than US government securities held back performance over the period, as Treasuries benefited strongly from the flight to quality occasioned by the subprime crisis.6 Even very high quality non-Treasury sectors were penalized as investors seeking liquidity found them the easiest to sell. As of March 31, 2008, the portfolio was allocated 22% to corporate bonds, 19% to residential mortgage-backed securities (MBS), 14% to asset-backed securities (ABS), 13% to commercial mortgage-backed securities (CMBS), 10% to municipal bonds and 10% to US Treasuries and agency securities. The fund held 12% in cash and cash equivalents. The fund's overall quality profile remains high, with the average credit quality of investments in the fund at AA as of the end of the period.

6 Spread sectors are non-Treasury bond sectors of the fixed-income market.

For much of the period, the fund maintained a shorter duration than the benchmark, the Lehman Brothers Government/Credit 1-3 Year Index. Performance was constrained by the shorter duration position as rates fell and bond prices rallied throughout the period. At the end of March the fund's overall duration was 1.76 years versus 1.78 years for the Index.

Part of our approach is to seek enhanced total return by employing a global tactical asset allocation strategy. This strategy, which is called iGAP (integrated Global Alpha Platform), seeks to identify the relative value to be found among global bond and currency markets, and then to benefit from disparities through the use of fixed income futures and currency forward contracts. For the six months, the iGAP strategy detracted from the fund's return. The strategy's weightings in the global bond markets had a neutral impact on performance, but its positions in currencies detracted.

Q: Please discuss your outlook and the fund's current positioning.

A: We expect to continue to deploy the fund's cash position in order to take advantage of spread widening to purchase areas of the market impacted by the subprime contagion but without any direct links. We continue to believe our holdings of high quality sectors such as municipals, CMBS and non-financial corporate credits have the fund well positioned to provide strong performance as spreads ultimately normalize. The fund's municipal position reflects the unusual relationship between municipal and Treasury yields that has prevailed in recent months. To illustrate, at the end of the quarter, two-year municipals were yielding nearly 140% of comparable Treasuries, before taking into account the tax advantage of municipals. Our municipal holdings are focused on pre-refunded issues, which are collateralized by Treasuries and rated AAA.

While we expect the Fed will remain in easing mode over at least the near term, some recent readings suggest that inflation may be trending up. In addition, oil prices hovering over $100 a barrel and the weak dollar remain as factors that could lead to increased inflation. Given this backdrop and the interest rate declines that have already occurred, we believe the fund's conservative positioning from the perspective of portfolio duration and interest rate risk is appropriate. The fund will continue to seek to provide high income while also seeking to maintain a high degree of stability of shareholders' capital.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/08	9/30/07

Commercial and Non-Agency Mortgage-Backed Securities	27%	35%
Corporate Bonds	22%	31%
Asset Backed	14%	19%
Cash Equivalents	12%	6%
Government & Agency Obligations	10%	4%
Municipal Bonds and Notes	10%	—
Collateralized Mortgage Obligations	4%	5%
Mortgage Backed Securities Pass-Throughs	1%	—
	100%	100%
Quality	3/31/08	9/30/07

US Government & Treasury Obligations	15%	9%
AAA	40%	47%
AA	8%	7%
A	11%	12%
BBB	11%	15%
BB	1%	1%
B	1%	1%
Not Rated	13%	8%
	100%	100%

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity	3/31/08	9/30/07

Under 1 year	33%	35%
1-2.99 years	41%	39%
3-4.99 years	17%	22%
5-9.99 years	6%	3%
10-14.99 years	1%	—
15+ years	2%	1%
	100%	100%

Asset allocation, quality and effective maturity are subject to change.

For more complete details about the Fund's investment portfolio, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of March 31, 2008 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 22.2%
Consumer Discretionary 1.7%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	45,765
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	27,650
8.0%, 3/15/2014	20,000	17,400
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	110,000	88,000
Cablevision Systems Corp., Series B, 9.644%*, 4/1/2009	29,000	28,783
Comcast Corp., 5.5%, 3/15/2011	7,500,000	7,556,902
CSC Holdings, Inc.:
7.25%, 7/15/2008	53,000	53,000
Series B, 8.125%, 7/15/2009	50,000	50,500
Series B, 8.125%, 8/15/2009	85,000	85,850
Dollarama Group LP, 10.579%*, 8/15/2012	38,000	37,145
EchoStar DBS Corp.:
6.375%, 10/1/2011	85,000	81,600
6.625%, 10/1/2014	59,000	53,690
7.125%, 2/1/2016	50,000	46,625
Foot Locker, Inc., 8.5%, 1/15/2022	10,000	8,800
French Lick Resorts & Casino LLC, 144A, 10.75%, 4/15/2014	115,000	69,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	47,562
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	28,200
Hanesbrands, Inc., Series B, 8.204%*, 12/15/2014	70,000	62,125
Hertz Corp.:
8.875%, 1/1/2014	110,000	104,225
10.5%, 1/1/2016	20,000	18,725
Home Depot, Inc., 2.925%*, 12/16/2009	2,665,000	2,541,403
Idearc, Inc., 8.0%, 11/15/2016	285,000	184,537
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	45,000	39,150
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	55,000	39,188
Jarden Corp., 7.5%, 5/1/2017	40,000	35,000
Kabel Deutschland GmbH, 10.625%, 7/1/2014	80,000	78,500
Lamar Media Corp., Series C, 6.625%, 8/15/2015	30,000	26,400
Liberty Media LLC:
5.7%, 5/15/2013	25,000	21,889
8.25%, 2/1/2030	50,000	41,961
8.5%, 7/15/2029	80,000	68,354
Macy's Retail Holdings, Inc., 6.3%, 4/1/2009	5,065,000	5,065,643
Mediacom Broadband LLC, 8.5%, 10/15/2015	10,000	8,400
MGM MIRAGE:
6.0%, 10/1/2009	40,000	39,700
6.75%, 9/1/2012	125,000	115,937
8.375%, 2/1/2011	57,000	57,142
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	61,000	58,865
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	10,000	8,750
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	90,825
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**	25,000	12,000
Quiksilver, Inc., 6.875%, 4/15/2015	105,000	84,525
Seminole Hard Rock Entertainment, Inc., 144A, 5.3%*, 3/15/2014	55,000	43,588
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	40,000	35,400
Sinclair Television Group, Inc., 8.0%, 3/15/2012	24,000	24,240
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	40,000	37,000
Station Casinos, Inc., 6.5%, 2/1/2014	80,000	48,000
Target Corp., 3.287%*, 8/7/2009	5,000,000	4,987,725
Viacom, Inc., 5.75%, 4/30/2011	5,000,000	5,053,250
Vitro SAB de CV:
9.125%, 2/1/2017	160,000	132,800
11.75%, 11/1/2013	20,000	20,250
		27,511,969
Consumer Staples 2.5%
Alliance One International, Inc., 8.5%, 5/15/2012	15,000	14,100
Coca-Cola Enterprises, Inc., 4.375%, 9/15/2009	3,000,000	3,050,478
ConAgra Foods, Inc., 7.875%, 9/15/2010	10,000,000	10,924,830
CVS Caremark Corp.:
3.376%*, 6/1/2010	6,000,000	5,831,292
4.0%, 9/15/2009	4,500,000	4,501,971
Delhaize America, Inc.:
8.05%, 4/15/2027	45,000	47,344
9.0%, 4/15/2031	82,000	98,688
Harry & David Holdings, Inc., 8.076%*, 3/1/2012	35,000	29,400
Kraft Foods, Inc., 3.596%*, 8/11/2010	5,000,000	4,794,910
PepsiCo, Inc., 4.65%, 2/15/2013	1,667,000	1,725,388
Pilgrim's Pride Corp., 7.625%, 5/1/2015	15,000	14,438
Reynolds American, Inc.:
3.5%*, 6/15/2011	5,000,000	4,675,000
6.5%, 7/15/2010	5,000,000	5,100,000
Rite Aid Corp., 7.5%, 3/1/2017	50,000	45,000
Smithfield Foods, Inc., 7.75%, 7/1/2017	45,000	43,875
Viskase Companies, Inc., 11.5%, 6/15/2011	155,000	155,000
		41,051,714
Energy 1.0%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	35,000	35,438
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	8,700
Chesapeake Energy Corp.:
6.25%, 1/15/2018	35,000	33,425
6.875%, 1/15/2016	155,000	153,450
7.75%, 1/15/2015	120,000	123,600
Cimarex Energy Co., 7.125%, 5/1/2017	40,000	39,700
ConocoPhillips Australia Funding Co., 4.643%*, 4/9/2009	7,600,000	7,579,313
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	15,000	14,738
8.375%, 5/1/2016	65,000	64,350
El Paso Corp., 9.625%, 5/15/2012	50,000	54,121
Energy Partners Ltd., 9.75%, 4/15/2014	35,000	28,875
Enterprise Products Operating LP, 4.95%, 6/1/2010	5,000,000	5,101,300
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	39,500
Mariner Energy, Inc.:
7.5%, 4/15/2013	55,000	52,800
8.0%, 5/15/2017	75,000	71,625
OPTI Canada, Inc.:
7.875%, 12/15/2014	75,000	73,312
8.25%, 12/15/2014	130,000	128,700
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	838,000	938,560
Petrohawk Energy Corp., 9.125%, 7/15/2013	50,000	51,375
Plains Exploration & Production Co., 7.0%, 3/15/2017	50,000	48,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016	135,000	130,275
Sabine Pass LNG LP:
7.25%, 11/30/2013	100,000	96,500
7.5%, 11/30/2016	100,000	96,500
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	75,000	77,625
Stone Energy Corp., 6.75%, 12/15/2014	60,000	54,600
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	35,000	36,655
Tesoro Corp., 6.5%, 6/1/2017	40,000	35,800
Whiting Petroleum Corp.:
7.0%, 2/1/2014	65,000	64,350
7.25%, 5/1/2012	105,000	103,687
7.25%, 5/1/2013	40,000	39,400
Williams Companies, Inc.:
8.125%, 3/15/2012	108,000	117,990
8.75%, 3/15/2032	164,000	189,420
Williams Partners LP, 7.25%, 2/1/2017	30,000	30,150
		15,713,834
Financials 11.3%
American General Finance Corp., Series J, 3.05%*, 12/15/2011	12,000,000	11,016,768
Ashton Woods USA LLC, 9.5%, 10/1/2015	110,000	58,850
Bank of New York, 5.05%, 3/3/2009	3,500,000	3,495,380
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	10,370,000	10,624,874
Bank One Corp., 6.0%, 8/1/2008	3,000,000	3,023,070
Barclays Bank PLC, 3.206%*, 8/10/2009	6,665,000	6,665,000
Bear Stearns Companies, Inc., 2.875%, 7/2/2008	7,500,000	7,316,962
Boeing Capital Corp., 4.75%, 8/25/2008	8,833,000	8,919,131
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	22,500
Capital One Bank:
4.25%, 12/1/2008	4,000,000	3,942,420
5.0%, 6/15/2009	1,000,000	985,949
CIT Group, Inc., 5.4%, 2/13/2012	9,090,000	7,257,538
Citigroup, Inc., 4.625%, 8/3/2010	10,000,000	9,993,940
Commonwealth Bank of Australia, 144A, 5.0%, 11/6/2012	5,000,000	5,223,415
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	210,000	235,200
Diageo Capital PLC, 4.375%, 5/3/2010	5,015,000	5,113,836
E*TRADE Financial Corp.:
7.375%, 9/15/2013	40,000	28,400
7.875%, 12/1/2015	95,000	67,450
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	249,000	204,535
7.375%, 10/28/2009	390,000	355,342
7.875%, 6/15/2010	130,000	113,352
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	10,000,000	10,391,210
Glitnir Banki HF, 144A, 4.418%*, 10/15/2008	6,000,000	5,999,094
GMAC LLC, 6.875%, 9/15/2011	518,000	396,459
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	95,000	97,612
8.875%, 4/1/2015 (PIK)	75,000	76,687
HCP, Inc. (REIT), 6.45%, 6/25/2012	7,500,000	7,315,732
Hexion US Finance Corp., 9.75%, 11/15/2014	30,000	32,175
HSBC Finance Corp, 5.9%, 6/19/2012	12,000,000	12,028,044
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	100,000	97,000
iStar Financial, Inc., (REIT), 5.15%, 3/1/2012	5,000,000	3,700,000
John Deere Capital Corp., Series D, 4.5%, 4/3/2013	4,615,000	4,607,431
JPMorgan Chase & Co., Inc., Series A, 6.0%, 1/15/2009	7,000,000	7,117,845
MBNA Corp., 4.625%, 9/15/2008	9,770,000	9,822,719
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011 (a)	5,000,000	5,064,755
Morgan Stanley, Series F, 5.625%, 1/9/2012	5,000,000	5,037,385
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	180,000	164,250
144A, 7.0%, 5/1/2017	75,000	66,938
Popular North America, Inc., Series E, 3.875%, 10/1/2008	8,000,000	7,971,112
Residential Capital LLC:
3.49%*, 6/9/2008	30,000	23,700
6.37%*, 11/21/2008	120,000	81,600
8.125%, 11/21/2008	50,000	34,500
Rio Tinto Finance (USA) Ltd., 2.625%, 9/30/2008	2,850,000	2,829,537
SLM Corp., Series A, 3.95%, 8/15/2008	10,000,000	9,869,570
Universal City Development Partners, 11.75%, 4/1/2010	155,000	159,262
Wachovia Bank NA, 4.375%, 8/15/2008	8,000,000	7,999,992
		185,648,521
Health Care 0.9%
Abbott Laboratories, 5.15%, 11/30/2012 (a)	7,000,000	7,454,867
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	75,000	64,500
AstraZeneca PLC, 3.239%*, 9/11/2009	7,000,000	6,958,231
Boston Scientific Corp., 6.0%, 6/15/2011	55,000	53,625
Community Health Systems, Inc., 8.875%, 7/15/2015	260,000	260,975
HCA, Inc.:
9.125%, 11/15/2014	45,000	46,350
9.25%, 11/15/2016	195,000	202,313
9.625%, 11/15/2016 (PIK)	100,000	103,750
The Cooper Companies, Inc., 7.125%, 2/15/2015	70,000	66,500
		15,211,111
Industrials 1.7%
Actuant Corp., 144A, 6.875%, 6/15/2017	30,000	29,625
Allied Security Escrow Corp., 11.375%, 7/15/2011	19,000	16,340
Allied Waste North America, Inc., 6.5%, 11/15/2010	100,000	100,000
American Railcar Industries, Inc., 7.5%, 3/1/2014	45,000	39,600
ARAMARK Corp., 6.739%*, 2/1/2015	40,000	35,300
Baldor Electric Co., 8.625%, 2/15/2017	40,000	39,600
Belden, Inc., 7.0%, 3/15/2017	35,000	33,775
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	99,000
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	65,325
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	125,000	113,750
Building Materials Corp. of America, 7.75%, 8/1/2014	45,000	32,400
Cenveo Corp., 7.875%, 12/1/2013	64,000	51,840
DRS Technologies, Inc.:
6.625%, 2/1/2016	25,000	24,438
6.875%, 11/1/2013	250,000	245,000
7.625%, 2/1/2018	100,000	100,000
Esco Corp.:
144A, 6.675%*, 12/15/2013	260,000	223,600
144A, 8.625%, 12/15/2013	55,000	53,350
General Cable Corp.:
7.104%*, 4/1/2015	45,000	38,812
7.125%, 4/1/2017	30,000	28,650
General Dynamics Corp., 3.0%, 5/15/2008	1,500,000	1,499,595
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	75,000	50,625
8.875%, 4/1/2012	129,000	71,595
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	80,000	73,800
9.375%, 5/1/2012	115,000	118,737
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	40,000	40,600
9.5%, 10/1/2008	273,000	276,754
Mobile Services Group, Inc., 9.75%, 8/1/2014	65,000	60,775
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	50,000	49,812
Norfolk Southern Corp., 6.2%, 4/15/2009	8,770,000	9,026,400
Pulte Homes, Inc., 4.875%, 7/15/2009	5,000,000	4,725,000
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	220,000	137,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	20,140
Titan International, Inc., 8.0%, 1/15/2012	140,000	137,200
TransDigm, Inc., 7.75%, 7/15/2014	20,000	20,000
U.S. Concrete, Inc., 8.375%, 4/1/2014	30,000	23,550
Union Pacific Corp., 5.45%, 1/31/2013	9,285,000	9,555,676
United Rentals North America, Inc., 7.0%, 2/15/2014	60,000	47,100
Xerox Capital Trust I, 8.0%, 2/1/2027	32,000	31,588
		27,336,852
Information Technology 0.5%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	135,000	105,637
L-3 Communications Corp.:
5.875%, 1/15/2015	100,000	95,750
Series B, 6.375%, 10/15/2015	60,000	58,650
Lucent Technologies, Inc., 6.45%, 3/15/2029	148,000	105,820
MasTec, Inc., 7.625%, 2/1/2017	55,000	47,850
Oracle Corp., 5.0%, 1/15/2011	7,000,000	7,180,964
Sanmina-SCI Corp., 144A, 5.55%*, 6/15/2010	24,000	23,280
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	75,000	71,438
Vangent, Inc., 9.625%, 2/15/2015	35,000	28,088
		7,717,477
Materials 0.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	25,000	24,063
ARCO Chemical Co., 9.8%, 2/1/2020	315,000	264,600
Cascades, Inc., 7.25%, 2/15/2013	87,000	76,777
Chemtura Corp., 6.875%, 6/1/2016	65,000	57,850
Clondalkin Acquisition BV, 144A, 4.8%*, 12/15/2013	75,000	61,500
CPG International I, Inc., 10.5%, 7/1/2013	90,000	75,600
Dow Chemical Co., 5.97%, 1/15/2009	4,000,000	4,076,076
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	105,225
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	60,000	63,675
GEO Specialty Chemicals, Inc., 144A, 10.698%*, 12/31/2009 (b)	154,112	115,391
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	25,000	23,125
9.5%, 12/1/2011	50,000	50,875
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	40,000	32,400
Hexcel Corp., 6.75%, 2/1/2015	280,000	270,900
Huntsman LLC, 11.625%, 10/15/2010	144,000	152,280
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	85,000	73,737
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	16,875
Momentive Performance Materials, Inc., 9.75%, 12/1/2014	40,000	35,900
NewMarket Corp., 7.125%, 12/15/2016	80,000	78,000
NewPage Corp., 144A, 10.0%, 5/1/2012	75,000	76,125
Pliant Corp., (PIK), 11.625%, 6/15/2009	5	5
Steel Dynamics, Inc., 6.75%, 4/1/2015	55,000	53,900
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	80,000	78,900
The Mosaic Co., 144A, 7.625%, 12/1/2014	165,000	176,550
Witco Corp., 6.875%, 2/1/2026	55,000	36,850
		6,077,179
Telecommunication Services 1.6%
AT&T, Inc.:
4.125%, 9/15/2009	1,500,000	1,508,346
4.95%, 1/15/2013	8,000,000	8,027,112
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	76,000	74,670
8.375%, 1/15/2014	60,000	56,250
Intelsat Corp., 9.0%, 6/15/2016	25,000	25,188
Intelsat Jackson Holdings Ltd.:
9.25%, 6/15/2016	15,000	15,113
11.25%, 6/15/2016	10,000	10,138
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	60,000	60,450
iPCS, Inc., 5.364%*, 5/1/2013	30,000	23,100
Millicom International Cellular SA, 10.0%, 12/1/2013	190,000	201,400
Nortel Networks Ltd., 8.508%*, 7/15/2011	55,000	47,162
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	100,000	92,750
Qwest Corp.:
7.25%, 9/15/2025	21,000	18,270
7.875%, 9/1/2011	55,000	54,862
Telefonica Emisiones SAU, 5.984%, 6/20/2011	3,000,000	3,089,247
US Unwired, Inc., Series B, 10.0%, 6/15/2012	80,000	74,200
Verizon Communications, Inc., 4.35%, 2/15/2013	3,485,000	3,414,815
Verizon Maryland, Inc., Series A, 6.125%, 3/1/2012	5,000,000	5,194,085
Virgin Media Finance PLC, 8.75%, 4/15/2014	95,000	85,262
Vodafone Group PLC, 5.0%, 12/16/2013	5,000,000	4,898,230
West Corp., 9.5%, 10/15/2014	45,000	40,275
		27,010,925
Utilities 0.6%
AES Corp., 144A, 8.75%, 5/15/2013	240,000	249,600
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	266,000	287,280
CMS Energy Corp., 8.5%, 4/15/2011	241,000	255,983
Edison Mission Energy, 7.0%, 5/15/2017	60,000	59,700
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,600
Mirant North America LLC, 7.375%, 12/31/2013	50,000	50,500
Northern States Power Co., 6.875%, 8/1/2009	5,000,000	5,201,785
NRG Energy, Inc.:
7.25%, 2/1/2014	105,000	103,688
7.375%, 2/1/2016	280,000	274,400
Public Service Co. of Colorado, Series 14, 4.375%, 10/1/2008	3,500,000	3,512,719
Regency Energy Partners LP, 8.375%, 12/15/2013	65,000	66,300
Reliant Energy, Inc., 7.875%, 6/15/2017	60,000	59,700
Sierra Pacific Resources:
6.75%, 8/15/2017	95,000	91,612
8.625%, 3/15/2014	33,000	34,652
		10,278,519
Total Corporate Bonds (Cost $366,819,780)		363,558,101

Asset Backed 13.9%
Automobile Receivables 6.7%
Aesop Funding II LLC, "A2", Series 2003-4A, 144A, 2.86%, 8/20/2009	2,583,333	2,575,236
AmeriCredit Automobile Receivables Trust, "A3", Series 2005-DA, 4.87%, 12/6/2010	3,020,630	2,992,985
AmeriCredit Prime Automobile Receivables, "C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,595,180
Capital Auto Receivables Asset Trust:
"A3A", Series 2006-2, 4.98%, 5/15/2011	10,000,000	10,113,715
"A3A", Series 2007-3, 5.02%, 9/15/2011	4,838,000	4,929,956
"B", Series 2006-1, 5.26%, 10/15/2010	4,078,000	4,149,235
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	9,999,998	10,012,447
Ford Credit Auto Owner Trust:
"A4", Series 2006-A, 5.07%, 12/15/2010	3,917,000	3,984,612
"A3A", Series 2007-B, 5.15%, 11/15/2011	2,283,000	2,335,225
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	4,936,303
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,251,037
Ford Credit Floorplan Master Owner Trust, "A", Series 2005-1, 2.968%*, 5/15/2010	10,000,000	9,999,394
GS Auto Loan Trust, "C", Series 2006-1, 5.85%, 1/15/2014	3,870,510	3,849,450
Hertz Vehicle Financing LLC:
"A3", Series 2004-1A, 144A, 2.85%, 5/25/2009	3,333,333	3,333,333
"A2", Series 2005-2A, 144A, 4.93%, 2/25/2010	8,502,000	8,399,883
Hyundai Auto Receivables Trust, "D", Series 2004-A, 4.1%, 8/15/2011	479,550	478,457
Nissan Auto Receivables Owner Trust, "A4", Series 2006-A, 4.77%, 7/15/2011	4,564,000	4,621,357
Triad Automobile Receivables Owner Trust:
"A3", Series 2005-B, 4.28%, 6/14/2010	1,721,566	1,713,164
"A4", Series 2006-A, 4.88%, 4/12/2013	13,567,000	13,126,086
USAA Auto Owner Trust, "A3", Series 2007-2, 4.9%, 2/15/2012	5,000,000	5,083,060
Volkswagen Auto Loan Enhanced Trust, "A3", Series 2005-1, 4.8%, 7/20/2009	1,598,602	1,604,960
World Omni Auto Receivables Trust:
"A3", Series 2006-A, 5.01%, 10/15/2010	3,542,897	3,567,640
"A3A", Series 2007-B, 5.28%, 1/17/2012	3,488,000	3,548,779
		109,201,494
Credit Card Receivables 3.4%
American Express Credit Account Master Trust:
"C", Series 2007-4, 144A, 3.078%*, 12/17/2012	6,000,000	5,450,613
"C", Series 2007-6, 144A, 3.208%*, 1/15/2013	6,000,000	5,472,953
Bank of America Credit Card Trust, "C2", Series 2007-C2, 3.088%*, 9/17/2012	10,000,000	9,161,209
Capital One Multi-Asset Execution Trust:
"C5", Series 2003-C5, 3.968%*, 10/17/2011	8,000,000	7,886,527
"B6", Series 2004-B6, 4.15%, 7/16/2012	5,000,000	4,950,748
Chase Issuance Trust, "C4", Series 2006-C4, 3.108%*, 1/15/2014	10,000,000	8,527,183
Citibank Credit Card Issuance Trust, "B1", Series 2005-B1, 4.4%, 9/15/2010	7,000,000	7,012,531
First USA Credit Card Master Trust, "C", Series 1998-6, 144A, 6.16%, 4/18/2011	1,000,000	997,180
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 3.218%*, 5/15/2014	7,550,000	5,944,447
		55,403,391
Home Equity Loans 1.9%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,702,868	1,599,806
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,460,068	730,034
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	5,435,000	5,232,822
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	11,129,000	10,747,200
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	175,180	174,722
GMAC Mortgage Corp. Loan Trust:
"A5", Series 2003-HE2, 4.09%, 4/25/2033	4,017,598	2,729,898
"A2", Series 2006-HE3, 5.75%, 10/25/2036	3,500,000	3,134,691
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%, 8/20/2029	290,524	289,797
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	2,715,577	2,615,520
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.573%*, 2/25/2037	5,000,000	4,527,010
		31,781,500
Manufactured Housing Receivables 0.2%
Green Tree Financial Corp.:
"A4", Series 1996-1, 6.5%, 3/15/2027	87,786	89,811
"B2", Series 1996-5, 8.45%, 7/15/2027**	5,302,252	0
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	2,199,914	2,155,555
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	1,049,062	1,082,283
		3,327,649
Miscellaneous 1.7%
CIT RV Trust, "A5", Series 1999-A, 6.24%, 8/15/2015	2,196,374	2,198,937
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	10,201,763	10,082,549
National Collegiate Student Loan Trust:
"AIO", Series 2006-2, Interest Only, 6.0%, 8/25/2011	17,100,000	2,888,002
"AIO", Series 2006-3, Interest Only, 7.1%, 1/25/2012	24,886,000	5,216,106
PECO Energy Transition Trust, "A7", Series 1999-A, 6.13%, 3/1/2009	625,752	633,382
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 3.46%, 7/25/2039	5,500,000	5,335,000
SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016	1,906,787	1,915,572
		28,269,548
Total Asset Backed (Cost $242,850,100)		227,983,582

Mortgage-Backed Securities Pass-Throughs 1.1%
Federal Home Loan Mortgage Corp.:
5.543%*, 1/1/2038	7,850,020	8,012,498
5.63%*, 1/1/2038	8,625,341	8,809,784
Government National Mortgage Association:
9.5%, with various maturities from 12/15/2016 until 7/15/2020	2,227	2,514
11.5%, 4/15/2019	743,538	839,625
Total Mortgage-Backed Securities Pass-Throughs (Cost $17,487,037)		17,664,421

Commercial and Non-Agency Mortgage-Backed Securities 26.3%
Banc of America Funding Corp., "1A11", Series 2007-2, 5.75%, 3/25/2037	9,281,032	9,190,381
Banc of America Mortgage Securities:
"1A3", Series 2002-K, 3.5%, 10/20/2032	288,422	292,806
"2A1", Series 2005-B, 4.377%*, 3/25/2035	18,302,662	18,360,331
"A15", Series 2006-2, 6.0%, 7/25/2036	7,215,731	7,210,593
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2004-PWR5, Interest Only, 0.823%***, 7/11/2042	69,280,614	1,748,601
"X2", Series 2002-TOP8, 144A, Interest Only, 2.075%***, 8/15/2038	140,474,565	6,321,060
"A1", Series 2007-PW17, 5.282%, 6/11/2050	4,755,728	4,672,307
"A1", Series 2000-WF2, 7.11%, 10/15/2032	57,679	57,799
"A1", Series 2000-WF1, 7.64%, 2/15/2032	11,428	11,461
CDC Commercial Mortgage Trust, "XCP", Series 2002-FX1, 144A, Interest Only, 1.969%***, 5/15/2035	43,056,648	950,652
Chase Commercial Mortgage Securities Corp., "A2", Series 1998-1, 6.56%, 5/18/2030	213,024	212,483
Citicorp Mortgage Securities, Inc., "A1", Series 2003-8, 5.5%, 8/25/2033	10,526,604	10,290,450
Citigroup Commercial Mortgage Trust:
"XP", Series 2004-C2, 144A, Interest Only, 0.918%***, 10/15/2041	171,701,665	4,395,923
"A1", Series 2007-C6, 5.622%, 12/10/2049	9,729,613	9,646,162
Citigroup Mortgage Loan Trust, Inc., "1A1A", Series 2007-AR5, 5.618%*, 4/25/2037	10,691,737	8,575,496
Commercial Mortgage Acceptance Corp., "A3", Series 1998-C2, 6.04%, 9/15/2030	2,186,259	2,183,155
Countrywide Alternative Loan Trust:
"A3", Series 2006-J2, 6.0%, 4/25/2036	9,056,087	8,790,517
"1A1", Series 2006-4CB, 6.0%, 4/25/2036	7,771,639	7,485,095
"A7", Series 2006-9T1, 6.0%, 5/25/2036	8,655,003	8,011,251
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	7,620,655	7,352,661
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-C4, 5.54%, 9/15/2039	9,276,860	9,235,313
CS First Boston Mortgage Securities Corp.:
"2A1", Series 2004-AR8, 4.596%*, 9/25/2034	8,056,605	7,484,732
"A3", Series 2001-CF2, 6.238%, 2/15/2034	8,972	8,952
"A4", Series 2001-CF2, 6.505%, 2/15/2034	8,000,000	8,251,831
Deutsche Mortgage Securities, Inc., "1A1", Series 2005-WF1, 144A, 5.078%*, 6/26/2035 (c)	8,639,567	8,545,968
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	204,809	204,503
First Horizon Alternative Mortgage Securities:
"A5", Series 2005-FA9, 5.5%, 12/25/2035	13,313,755	12,846,019
"1A1", Series 2007-FA2, 5.5%, 4/25/2037	9,891,888	9,585,948
"1A7", Series 2006-FA8, 6.0%, 2/25/2037	7,750,000	6,961,364
"A7", Series 2007-FA3, 6.0%, 6/25/2037	10,552,796	10,275,814
First Horizon Mortgage Pass-Through Trust, "2A1", Series 2005-AR4, 5.328%*, 10/25/2035	6,724,148	6,451,324
First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2, 6.56%, 11/18/2035	3,385,437	3,376,509
GMAC Commercial Mortgage Securities, Inc., "A2", Series 1998-C2, 6.42%, 5/15/2035	1,917,490	1,916,670
Greenwich Capital Commercial Funding Corp.:
"XP", Series 2005-GG3, 144A, Interest Only, 0.785%***, 8/10/2042	370,720,792	7,136,301
"A3", Series 2004-GG1, 4.344%, 6/10/2036	5,963,009	5,922,457
"A2", Series 2005-GG5, 5.117%, 4/10/2037	11,400,000	11,329,605
GS Mortgage Securities Corp. II, "A2", Series 2006-GG8, 5.479%, 11/10/2039	11,431,000	11,295,195
Heller Financial Commercial Mortgage Asset Corp., "A2", Series 1999-PH1, 6.847%, 5/15/2031	5,769,912	5,804,448
IndyMac INDX Mortgage Loan Trust, "4A1", Series 2005-AR9, 5.197%*, 7/25/2035	2,695,364	2,713,685
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A1", Series 2004-CB9, 3.475%, 6/12/2041	3,859,367	3,804,560
"A2", Series 2005-LDP2, 4.575%, 7/15/2042	11,400,000	11,225,487
"A2", Series 2005-LDP3, 4.851%, 8/15/2042	6,520,000	6,444,264
"A1", Series 2007-C1, 4.98%, 2/15/2051	9,706,718	9,482,036
"A2", Series 2004-CB9, 5.108%, 6/12/2041	8,000,000	7,905,859
"A2", Series 2007-LD11, 5.804%*, 6/15/2049	10,000,000	9,932,440
JPMorgan Mortgage Trust, "2A7", Series 2004-S2, 5.25%, 11/25/2034	5,018,205	4,985,083
LB-UBS Commercial Mortgage Trust:
"XCP", Series 2003-C7, 144A, Interest Only, 0.312%***, 7/15/2037	146,459,092	740,746
"XCP", Series 2006-C6, Interest Only, 0.644%***, 9/15/2039	198,952,646	5,277,677
"XCP", Series 2004-C6, 144A, Interest Only, 0.659%***, 8/15/2036	84,695,968	1,181,170
"XCP", Series 2004-C7, 144A, Interest Only, 0.735%***, 10/15/2036	243,001,335	4,231,868
"XCP", Series 2004-C8, 144A, Interest Only, 0.784%***, 12/15/2039	316,927,521	5,732,934
Morgan Stanley Capital I:
"A2", Series 2005-T17, 4.11%, 12/13/2041	1,006,393	998,620
"A1", Series 2004-T15, 4.13%, 6/13/2041	3,681,391	3,649,546
"A1", Series 2007-IQ16, 5.32%, 12/12/2049	11,671,743	11,466,935
"A2", Series 1999-WF1, 6.21%, 11/15/2031	4,012,346	4,011,933
"A2", Series 1998-HF2, 6.48%, 11/15/2030	4,120,127	4,116,669
Morgan Stanley Dean Witter Capital I, "A3", Series 2001-TOP5, 6.16%, 10/15/2035	6,327,965	6,378,620
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46%*, 7/28/2024	142,363	141,944
PHHMC Mortgage Pass-Through Certificates, "A2", Series 2006-2, 6.164%*, 7/18/2036	16,209,242	16,548,177
Prudential Home Mortgage Securities, "4B", Series 1994-A, 144A, 6.73%*, 4/28/2024	29,167	25,342
Residential Funding Mortgage Securities I:
"1A4", Series 2004-S6, 5.5%, 6/25/2034	6,087,890	6,055,044
"A5", Series 2005-S9, 5.75%, 12/25/2035	7,411,283	7,345,073
TIAA Seasoned Commercial Mortgage Trust, "A1", Series 2007-C4, 5.693%*, 8/15/2039	6,281,212	6,286,183
Wachovia Bank Commercial Mortgage Trust:
"XP", Series 2005-C17, 144A, Interest Only, 0.258%***, 3/15/2042	663,698,669	5,937,913
"A2", Series 2007-C32, 5.736%*, 6/15/2049	10,000,000	9,881,151
Washington Mutual Mortgage Pass-Through Certificates, "A2", Series 2005-11, 5.75%, 1/25/2036	10,412,582	10,092,614
Wells Fargo Mortgage Backed Securities Trust:
"6A4", Series 2005-AR16, 5.0%*, 10/25/2035	10,630,876	10,029,889
"A2", Series 2006-AR17, 5.837%*, 10/25/2036	12,498,168	11,965,626
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $443,724,018)		430,981,225

Collateralized Mortgage Obligations 4.4%
Fannie Mae Grantor Trust:
"1A1", Series 2004-T1, 6.0%, 1/25/2044	6,353,637	6,485,117
"A1", Series 2002-T4, 6.5%, 12/25/2041	3,261,924	3,467,580
Fannie Mae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	1,780,576	1,931,714
Federal Home Loan Mortgage Corp.:
"PW", Series 2645, 3.25%, 7/15/2026	11,749,527	11,684,080
"DG", Series 2542, 5.5%, 5/15/2020	16,475,791	16,716,428
"BT", Series 2448, 6.0%, 5/15/2017	7,193	7,533
"CQ", Series 2434, 6.5%, 8/15/2023	10,123,540	10,294,123
Federal National Mortgage Association:
"CA", Series 2003-2, 5.0%, 12/25/2016	8,522,348	8,639,379
"TA", Series 2007-77, 5.5%, 12/25/2029	8,584,246	8,789,826
"PD", Series G94-10, 6.5%, 9/17/2009	376,843	380,934
"A1", Series 2003-7, 6.5%, 12/25/2042	3,937,347	4,066,617
Total Collateralized Mortgage Obligations (Cost $71,371,068)		72,463,331

Government & Agency Obligations 10.3%
US Government Sponsored Agencies 0.9%
Federal National Mortgage Association, 8.45%, 2/27/2023	14,000,000	13,985,378
US Treasury Obligations 9.4%
US Treasury Bills:
2.3%****, 4/17/2008 (d)	431,000	430,770
3.03%****, 4/17/2008 (d)	9,249,000	9,244,070
US Treasury Inflation-Indexed Notes:
2.0%, 4/15/2012 (a)	98,803,800	106,376,222
3.375%, 1/15/2012 (a)	29,714,000	33,449,139
US Treasury Note, 4.5%, 5/15/2010 (h)	5,000,000	5,305,470
		154,805,671
Total Government & Agency Obligations (Cost $166,869,362)		168,791,049

Municipal Bonds and Notes 9.5%
Augusta, GA, Water & Sewer Revenue, Prerefunded, 5.25%, 10/1/2030 (e)	10,000,000	10,793,200
California, State General Obligation, Prerefunded, 5.0%, 2/1/2020	10,000,000	10,667,200
Dallas, TX, General Obligation, 5.0%, 2/15/2010	10,000,000	10,485,200
Essex County, NJ, Import Authority Lease Revenue, County Correctional Facility Project, Prerefunded, 5.75%, 10/1/2030 (e)	8,000,000	8,635,440
Georgia, State General Obligation, Series D, 6.0%, 10/1/2010	5,095,000	5,546,570
Lincoln, NE, Electric Systems Revenue, Prerefunded, 5.25%, 9/1/2016	7,500,000	8,153,775
Massachusetts, State General Obligation, Series D, 5.25%, 8/1/2009	4,335,000	4,508,400
Michigan, State Trunk Line System, Series A, Prerefunded, 5.0%, 11/1/2025 (e)	10,000,000	10,807,000
Minnesota, State General Obligation, 5.25%, 11/1/2011	5,000,000	5,314,300
Missouri, State Highways & Transit Commission Road Revenue, Series A, 5.0%, 5/1/2010	10,000,000	10,534,900
New Jersey, Tobacco Settlement Financing Corp., 5.0%, 6/1/2009	5,815,000	6,034,284
Norfolk, VA, General Obligation, 5.0%, 6/1/2011 (e)	6,000,000	6,426,660
North Carolina, State General Obligation, Series E, 5.0%, 2/1/2010	5,000,000	5,249,700
North Carolina, State General Obligation, Public Improvement, Series A, 5.0%, 3/1/2010	5,000,000	5,259,700
North Carolina, State Public Improvement, Series A, Prerefunded, 5.1%, 9/1/2017	11,500,000	12,409,880
South Carolina, Transportation Infrastructure Bank Revenue, Series A, Prerefunded, 5.1%, 10/1/2027 (e)	7,000,000	7,575,750
South Carolina, State School Facilities, Series A, Prerefunded, 5.75%, 1/1/2011	8,245,000	8,815,719
Texas, State Transportation Commission, Mobility Fund, Series A, 5.0%, 4/1/2010	6,000,000	6,308,880
Virginia, State General Obligation, Series A, 5.0%, 6/1/2010	5,000,000	5,290,450
Washington, State General Obligation, Series B, Prerefunded, 6.0%, 1/1/2017 (e)	5,695,000	6,057,714
Total Municipal Bonds and Notes (Cost $154,512,850)		154,874,722
	Shares	Value ($)

Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 3.25% (f) (g) (Cost $114,175,000)	114,175,000	114,175,000

Cash Equivalents 11.7%
Cash Management QP Trust, 2.84% (f) (Cost $192,256,548)	192,256,548	192,256,548
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,770,065,763)+	106.4	1,742,747,979
Other Assets and Liabilities, Net	(6.4)	(105,041,540)
Net Assets	100.0	1,637,706,439
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.
** Non-income producing security. In case of a bond generally denotes that the issuer has defaulted on the payment of principal or interest.
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Green Tree Financial Corp., "B2", Series 1996-5	8.45%	7/15/2027	5,302,252	USD	5,817,407	0
Quebecor World, Inc.	9.75%	1/15/2015	25,000	USD	25,000	12,000
					5,842,407	12,000
*** These securities are shown at their current rate as of March 31, 2008.
**** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $1,771,577,108. At March 31, 2008, net unrealized depreciation for all securities based on tax cost was $28,829,129. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,363,823 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,192,952.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2008 amounted to $103,825,546, which is 6.3% of net assets.
(b) Security has a deferred interest payment of $4,800 from March 31, 2006.
(c) Affiliated issuer.
(d) At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.4
Financial Guaranty Insurance Company	0.5
Financial Security Assurance, Inc.	1.7
MBIA Corp.	0.3
(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h) All or a portion of this security is held as collateral for open credit default swaps.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of asset-backed securities. IO securities are subject to prepayment risk of the pool of underlying asset-backed loans.

PIK: Denotes that all or a portion of the income is paid in kind.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on tax -exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust

At March 31, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	6/19/2008	397	44,681,520	46,327,303	1,645,783
2 Year Republic of Germany Bond	6/6/2008	878	145,757,376	144,858,710	(898,666)
United Kingdom Treasury Bond	6/26/2008	718	154,430,614	158,600,186	4,169,572
10 Year US Treasury Note	6/19/2008	852	98,775,918	101,348,067	2,572,149
2 Year US Treasury Note	6/30/2008	268	57,122,503	57,527,878	405,375
Total net unrealized appreciation					7,894,213

At March 31, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
10 Year Australian Bond	6/16/2008	94	8,506,691	8,552,421	(45,730)
10 Year Federal Republic of Germany Bond	6/6/2008	655	118,875,564	119,932,651	(1,057,087)
10 Year Japanese Government Bond	6/11/2008	118	164,945,710	166,345,907	(1,400,197)
Total net unrealized depreciation					(2,503,014)

At March 31, 2008, open credit default swap purchased were as follows:

Effective/Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation ($)
3/6/2008 — 3/20/2013	5,000,000[1]	Fixed — 1.90%	CBS Corp., 1.42%, 6/20/2013	34,202
3/31/2008 — 6/20/2013	7,500,000[2]	Fixed — 1.52%	CenturyTel, Inc., 6.0%, 4/1/2017	9,836
4/3/2008 — 6/20/2013	5,000,000[2]	Fixed — 0.72%	Pitney Bowes, Inc., 6.875%, 8/15/2011	—
Total unrealized appreciation				44,038
Counterparty: [1] Barclays [2] Chase Securities, Inc.

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2008, the Fund has the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	81,381,404	EUR	52,426,000	6/18/2008	1,091,501
USD	116,250,100	SGD	159,766,000	6/18/2008	184,692
Total net unrealized appreciation					1,276,193
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	29,305,077	AUD	31,675,000	6/18/2008	(665,817)
USD	24,852,658	CAD	24,542,000	6/18/2008	(980,511)
CHF	67,446,000	USD	66,844,400	6/18/2008	(1,068,843)
USD	33,121,604	GBP	16,400,000	6/18/2008	(774,869)
JPY	2,968,341,000	USD	29,691,575	6/18/2008	(219,964)
USD	37,567,277	NOK	192,367,000	6/18/2008	(58,673)
SEK	207,114,000	USD	33,974,446	6/18/2008	(729,410)
Total net unrealized depreciation					(4,498,087)
Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone SEK Swedish Krona SGD Singapore Dollar USD United States Dollar

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $1,463,634,215) — including $103,825,546 of securities loaned	$ 1,436,316,431
Investment in Daily Assets Fund Institutional (cost $114,175,000)*	114,175,000
Investment in Cash Management QP Trust (cost $192,256,548)	192,256,548
Total investments, at value (cost $1,770,065,763)	1,742,747,979
Open credit default swap contract receivable	92,926
Receivable for investments sold	5,046,470
Receivable for Fund shares sold	5,537,530
Receivable for variation margin on open futures contracts	2,672,419
Interest receivable	12,534,890
Unrealized appreciation on forward foreign currency exchange contracts	1,276,193
Foreign taxes recoverable	23,766
Unrealized appreciation on credit default swap contracts	44,038
Other assets	140,744
Total assets	1,770,116,955
Liabilities
Cash overdraft	109,727
Payable upon return of securities loaned	114,175,000
Payable for investments purchased	9,592,706
Payable for Fund shares redeemed	2,198,282
Accrued management fee	524,327
Payable to broker for open future contracts	464,730
Unrealized depreciation on forward foreign currency exchange contracts	4,498,087
Accrued expenses and payables	847,657
Total liabilities	132,410,516
Net assets, at value	$ 1,637,706,439
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2008 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(9,822,012)
Net unrealized appreciation (depreciation) on: Investments	(27,317,784)
Futures	5,391,199
Credit default swaps	44,038
Foreign currency	(3,123,446)
Accumulated net realized gain (loss)	(92,631,697)
Paid-in capital	1,765,166,141
Net assets, at value	$ 1,637,706,439
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($535,242,249 ÷ 55,298,362 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.68
Maximum offering price per share (100 ÷ 97.25 of $9.68)	$ 9.95

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($5,343,594 ÷ 551,555 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.69

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($168,210,970 ÷ 17,401,464 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.67
Class S Net Asset Value, offering and redemption price(a) per share ($928,909,626 ÷ 95,782,662 shares of outstanding capital stock, $.001 par value, unlimited number of shares authorized)	$ 9.70
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2008 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $5,155)	$ 31,617,096
Interest — Cash Management QP Trust	3,196,055
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	298,886
Total Income	35,112,037
Expenses: Management fee	2,710,771
Administration fee	743,702
Services to shareholders	1,200,124
Custodian fee	26,454
Distribution and service fees	1,284,103
Professional fees	60,630
Trustees' fees and expenses	23,171
Reports to shareholders	59,732
Registration fees	36,892
Other	44,087
Total expenses before expense reductions	6,189,666
Expense reductions	(144,168)
Total expenses after expense reductions	6,045,498
Net investment income	29,066,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(5,478,258)
Futures	1,322,881
Credit default swaps	554,525
Foreign currency	(485,488)
Payments by affiliates (see Note H)	50
(4,086,290)
Change in net unrealized appreciation (depreciation) on: Investments	(13,508,882)
Futures	2,622,511
Credit default swaps	51,012
Foreign currency	(7,209,440)
(18,044,799)
Net gain (loss)	(22,131,089)
Net increase (decrease) in net assets resulting from operations	$ 6,935,450

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Operations: Net investment income	$ 29,066,539	$ 30,494,056
Net realized gain (loss)	(4,086,290)	(2,606,524)
Change in net unrealized appreciation (depreciation)	(18,044,799)	12,924,858
Net increase (decrease) in net assets resulting from operations	6,935,450	40,812,390
Distributions to shareholders: Net investment income: Class A	(12,023,064)	(7,398,595)
Class B	(141,996)	(123,534)
Class C	(3,526,204)	(3,923,556)
Class S	(25,155,553)	(24,143,323)
Net realized gains: Class A	(1,914,927)	(550,011)
Class B	(30,426)	—
Class C	(672,167)	(632,394)
Class S	(4,219,770)	(1,870,013)
Total distributions	(47,684,107)	(38,641,426)
Fund share transactions: Proceeds from shares sold	516,913,288	392,769,640
Net assets acquired in tax-free reorganization	—	657,841,652
Reinvestment of distributions	38,881,573	33,005,660
Cost of shares redeemed	(217,608,510)	(218,069,008)
Redemption fees	35,104	18,988
Net increase (decrease) in net assets from Fund share transactions	338,221,455	865,566,932
Increase (decrease) in net assets	297,472,798	867,737,896
Net assets at beginning of period	1,340,233,641	472,495,745
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $9,822,012 and $1,958,266, respectively)	$ 1,637,706,439	$ 1,340,233,641

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended September 30,	2008[a]	2007	2006	2005[b]	2004	2003[c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.94	$ 9.88	$ 9.93	$ 10.00	$ 10.00	$ 10.00
Income (loss) from investment operations: Net investment income[d]	.19	.38	.35	.33	.38	.32
Net realized and unrealized gain (loss)	(.13)	.17	.10	.19	(.00)***	(.01)
Total from investment operations	.06	.55	.45	.52	.38	.31
Less distributions from: Net investment income	(.27)	(.43)	(.38)	(.34)	(.38)	(.31)
Net realized gains	(.05)	(.06)	(.12)	(.25)	(.16)	(.04)
Reverse stock split[e]	—	—	—	—	.16	.04
Total distributions	(.32)	(.49)	(.50)	(.59)	(.38)	(.31)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 9.68	$ 9.94	$ 9.88	$ 9.93	$ 10.00	$ 10.00
Total Return (%)[f]	.56**	5.79[g]	4.71[g]	5.24[g]	3.87[g]	3.12g**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	535	325	85	119	288	250
Ratio of expenses before expense reductions	.84*	.93	1.34[i]	1.45[i]	1.50[i]	1.51i*
Ratio of expenses after expense reductions	.84*	.86	.88[i]	.95[i]	1.25[i]	1.25i*
Ratio of net investment income (%)	3.88*	3.83	3.61	3.21	3.86	3.79*
Portfolio turnover rate	34**	57	129[h]	298	120	244
[a] For the six months ended March 31, 2008 (Unaudited).
[b] Effective November 17, 2004, the Fund converted from a stable value fund to a short-term bond fund. The return for the Fund includes a one-time adjustment of 2.7% related to the conversion and in the absence of the conversion, the return would have been lower.
[c] For the period November 29, 2002 (commencement of operations of Class A shares) to September 30, 2003.
[d] Based on average shares outstanding during the period.
[e] See Note E in Notes to Financial Statements.
[f] Total return does not reflect the effect of any sales charges.
[g] Total return would have been lower had certain expenses not been reduced.
[h] On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
[i] Includes expenses allocated from Scudder Limited-Duration Plus Portfolio.
* Annualized ** Not annualized *** Amount is less than $.005.

Class B Years Ended September 30,	2008[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.94	$ 9.97
Income (loss) from investment operations: Net investment income[c]	.15	.13
Net realized and unrealized gain (loss)	(.12)	.01
Total from investment operations	.03	.14
Less distributions from: Net investment income	(.23)	(.17)
Net realized gains	(.05)	—
Total distributions	(.28)	—
Redemption fees	.00***	.00***
Net asset value, end of period	$ 9.69	$ 9.94
Total Return (%)[d,e]	.23**	1.39**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	7
Ratio of expenses before expense reductions	1.79*	1.82*
Ratio of expenses after expense reductions	1.67*	1.72*
Ratio of net investment income (%)	3.06*	2.94*
Portfolio turnover rate	34**	57
[a] For the six months ended March 31, 2008 (Unaudited).
[b] For the period April 23, 2007 (commencement of operations of Class B shares) to September 30, 2007.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended September 30,	2008[a]	2007	2006	2005[b]	2004	2003[c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.92	$ 9.87	$ 9.93	$ 10.00	$ 10.00	$ 10.00
Income (loss) from investment operations: Net investment income[d]	.15	.31	.29	.26	.31	.20
Net realized and unrealized gain (loss)	(.12)	.17	.09	.19	(.00)***	(.01)
Total from investment operations	.03	.48	.38	.45	.31	.19
Less distributions from: Net investment income	(.23)	(.37)	(.32)	(.27)	(.31)	(.19)
Net realized gains	(.05)	(.06)	(.12)	(.25)	(.16)	—
Reverse stock split[e]	—	—	—	—	.16	—
Total distributions	(.28)	(.43)	(.44)	(.52)	(.31)	(.19)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 9.67	$ 9.92	$ 9.87	$ 9.93	$ 10.00	$ 10.00
Total Return (%)[f]	.28**	4.98[g]	4.07[g]	4.47[g]	3.10[g]	1.92g**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	168	130	100	139	257	222
Ratio of expenses before expense reductions	1.59*	1.66	2.09[i]	2.19[i]	2.25[i]	2.26i*
Ratio of expenses after expense reductions	1.59*	1.61	1.50[i]	1.57[i]	2.00[i]	2.00i*
Ratio of net investment income (%)	3.13*	3.08	2.99	2.59	3.11	3.06*
Portfolio turnover rate	34**	57	129[h]	298	120	244
[a] For the six months ended March 31, 2008 (Unaudited).
[b] Effective November 17, 2004, the Fund converted from a stable value fund to a short-term bond fund. The return for the Fund includes a one-time adjustment of 2.7% related to the conversion and in the absence of the conversion, the return would have been lower.
[c] For the period February 3, 2003 (commencement of operations of Class C shares) to September 30, 2003.
[d] Based on average shares outstanding during the period.
[e] See Note E in Notes to Financial Statements.
[f] Total return does not reflect the effect of sales charges.
[g] Total return would have been lower had certain expenses not been reduced.
[h] On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
[i] Includes expenses allocated from Scudder Limited-Duration Plus Portfolio.
* Annualized ** Not annualized *** Amount is less than $.005.

Class S Years Ended September 30,	2008[a]	2007	2006	2005[b]	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 9.95	$ 9.89	$ 9.93	$ 10.00	$ 10.00	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.20	.39	.35	.33	.40	.42
Net realized and unrealized gain (loss)	(.12)	.16	.11	.19	(.00)***	(.01)
Total from investment operations	.08	.55	.46	.52	.40	.41
Less distributions from: Net investment income	(.28)	(.43)	(.38)	(.34)	(.40)	(.41)
Net realized gains	(.05)	(.06)	(.12)	(.25)	(.16)	(.04)
Reverse stock split[d]	—	—	—	—	.16	.04
Total distributions	(.33)	(.49)	(.50)	(.59)	(.40)	(.41)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 9.70	$ 9.95	$ 9.89	$ 9.93	$ 10.00	$ 10.00
Total Return (%)[e]	.72**	5.79	4.80	5.28	4.12	4.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	929	879	287	518	1,584	1,513
Ratio of expenses before expense reductions	.69*	.79	1.27[g]	1.38[g]	1.50[g]	1.50[g]
Ratio of expenses after expense reductions	.67*	.73	.88[g]	.90[g]	1.00[g]	1.00[g]
Ratio of net investment income (%)	4.06*	3.97	3.61	3.26	4.11	4.13
Portfolio turnover rate	34**	57	129[f]	298	120	244
[a] For the six months ended March 31, 2008 (Unaudited).
[b] Effective November 17, 2004, the Fund converted from a stable value fund to a short-term bond fund. The return for the Fund includes a one-time adjustment of 2.7% related to the conversion and in the absence of the conversion, the return would have been lower.
[c] Based on average shares outstanding during the period.
[d] See Note E in Notes to Financial Statements.
[e] Total return would have been lower had certain expenses not been reduced.
[f] On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
[g] Includes expenses allocated from Scudder Limited-Duration Plus Portfolio.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Short Duration Plus Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

New Accounting Pronouncements. In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of March 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosure about an entity's derivative and hedging activities. FAS 161 is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event. The Fund may buy or sell credit default swap contracts to seek to increase the Fund's income, to add leverage to the portfolio, or to hedge the risk of default on portfolio securities. As a seller in the credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a third party, such as a US or foreign corporate issuer, on the debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above. This would involve the risk that the contract may expire worthless. It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. When the Fund sells a credit default swap contract it will "cover" its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the underlying debt obligations for all outstanding credit default swap contracts sold by the Fund.

Credit default swap contracts are marked to market daily based upon quotations from the counterparty and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Fund, if any, is recorded as an asset on the statement of assets and liabilities. An upfront payment received by the Fund, is recorded as a liability on the statement of assets and liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes payments semi-annually based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss on the statement of operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities and to enhance the total returns.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2007, the Fund had a net tax basis capital loss carryforward of approximately $78,388,000, which may be applied against any realized net taxable gains of each succeeding year to the extent permissible under certain limitations imposed by Sections 381-384 of the Internal Revenue Code and related Income Tax Regulations.

The Fund has reviewed the tax positions for each of the three open tax years as of September 30, 2007 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, futures contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended March 31, 2008, purchases and sales of investment securities (excluding short-term instruments and US Treasury obligations) aggregated $380,036,693 and $305,425,354, respectively. Purchases and sales of US Treasury obligations aggregated $271,981,826 and $149,371,009, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund's average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2008, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.36% of the Fund's average daily net assets.

For the period from October 1, 2007 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of each class as follows:

Class A	.92%
Class B	1.67%
Class C	1.67%
Class S	.67%

In addition, the Advisor has voluntarily agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of certain classes as follows:

Class A	.86%
Class C	1.61%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2008, the Advisor received an Administration Fee of $743,702, of which $135,600 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2008, the amounts charged to the Fund by DWS-SISC for transfer agency services were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2008
Class A	$ 176,420	$ —	$ 55,089
Class B	8,681	3,738	2,052
Class C	43,425	—	49,846
Class S	504,198	119,593	26,961
	$ 732,724	$ 123,331	$ 133,948

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 plans, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B and C shares. For the six months ended March 31, 2008, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2008
Class B	23,312	3,488
Class C	558,013	105,284
	$ 581,325	$ 108,772

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2008, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2008	Annualized Effective Rate
Class A	$ 508,995	$ 122,932.23%
Class B	7,598	1,300.24%
Class C	186,185	35,330.25%
	$ 702,778	$ 159,562

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2008 aggregated $46,569.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share (commencement of operations) redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period ended March 31, 2008, the CDSC for Class B and C shares aggregated $7,048 and $22,212, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2008, DWS-SDI received $7,461 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2008, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $20,129, all of which is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the custodian expenses. During the six months ended March 31, 2008, the Fund's custodian fee was reduced by $10,950 and $9,887, respectively, for custody and transfer agent credits earned.

E. Additional Distributions

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Prior to November 17, 2004, the objective of the Fund was to maintain a stable net asset value of $10 per share. The Fund declared a reverse stock split immediately subsequent to any such distributions at a rate that caused the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

Since the Fund's net asset value fluctuates after November 16, 2004, the Fund no longer follows a policy of declaring a reverse stock split when it makes capital gains distributions or additional income distributions.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2008		Year Ended September 30, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	28,755,202	$ 283,724,067	22,454,704	$ 222,822,517
Class B	28,013	276,192	20,772	206,053
Class C	5,459,525	53,769,403	4,398,272	43,592,993
Class S	18,157,268	179,143,626	12,702,375	126,148,077
		$ 516,913,288		$ 392,769,640
Shares issued in tax-free reorganization
Class A	—	$ —	6,943,618	$ 69,159,229
Class B	—	—	808,338	8,059,275
Class C	—	—	990,618	9,857,145
Class S	—	—	57,247,407	570,766,003
		$ —		$ 657,841,652
Shares issued to shareholders in reinvestment of distributions
Class A	1,126,149	$ 11,045,665	633,184	$ 6,265,854
Class B	14,260	140,227	10,150	100,613
Class C	326,014	3,195,388	391,444	3,869,983
Class S	2,491,903	24,500,293	2,297,006	22,769,210
		$ 38,881,573		$ 33,005,660
Shares redeemed
Class A	(7,268,454)	$ (71,489,609)	(5,930,695)	$ (58,801,143)
Class B	(183,942)	(1,812,885)	(146,036)	(1,450,174)
Class C	(1,476,136)	(14,524,243)	(2,864,425)	(28,374,167)
Class S	(13,139,232)	(129,781,773)	(13,030,833)	(129,443,524)
		$ (217,608,510)		$ (218,069,008)
Redemption fees		$ 35,104		$ 18,988
Net increase (decrease)
Class A	22,612,897	$ 223,294,653	24,100,811	$ 239,461,775
Class B	(141,669)	(1,396,466)	693,224	6,915,767
Class C	4,309,403	42,441,300	2,915,909	28,946,466
Class S*	7,509,939	73,881,968	59,215,955	590,242,924
		$ 338,221,455		$ 865,566,932

H. Payment by Affiliates

During the six months ended March 31, 2008, the Advisor fully reimbursed the Fund for $50 for losses incurred on trades executed incorrectly. The amount of this reimbursement was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Scudder representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S
Nasdaq Symbol	PPIAX	PPLBX	PPLCX	DBPIX
CUSIP Number	23336Y 748	23336Y 623	23336Y 730	23336Y 755
Fund Number	418	618	718	822

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 30, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 30, 2008